NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
TC PipeLines, LP
Acquisition
In December 2020, the Company entered into a definitive agreement and plan of merger to acquire all the outstanding common units of TC PipeLines, LP not beneficially owned by TC Energy or its affiliates in exchange for TC Energy common shares. Upon close of the transaction on March 3, 2021, TC PipeLines, LP common unitholders received 0.70 TC Energy common shares for each issued and outstanding publicly-held TC PipeLines, LP common unit representing, in aggregate, 37,955,093 TC Energy common shares. As a result, TC PipeLines, LP became an indirect, wholly-owned subsidiary of TC Energy.
As the Company controlled TC PipeLines, LP, this acquisition was accounted for as an equity transaction with the following impact reflected on the Consolidated balance sheet:

(millions of Canadian $)	March 3, 2021

Common shares	2,063
Additional paid-in-capital	(398)
Accumulated other comprehensive loss	353
Non-controlling interests	(1,563)
Deferred income tax liabilities	(443)
Other	(12)
Non-controlling interests
Prior to the March 3, 2021 acquisition described above, the non-controlling interests in TC PipeLines, LP were 74.5 per cent (2020 – 74.5 per cent). Subsequent to this acquisition, the remaining non-controlling interest on the Consolidated balance sheet is related to the Company's 61.7 per cent investment in Portland Natural Gas Transmission System (PNGTS), which is held by TC PipeLines, LP.
The Company's Net income attributable to non-controlling interests included in the Consolidated statement of income were as follows:

year ended December 31	2022	2021	2020
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	—	60	284
Non-controlling interest in PNGTS	37	30	23
Redeemable non-controlling interest (Note 6)	—	1	(10)
	37	91	297